Income Taxes, Deferred Tax Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Deferred tax valuation allowance, rollfoward
Balance at beginning of period	$ 113,553
Balance at end of period	112,357	$ 113,553
Deferred tax asset valuation allowance
Deferred tax valuation allowance, rollfoward
Balance at beginning of period	113,553	79,064	$ 70,502
Charged (credited) to income tax expense	(1,196)	34,489	1,954
Charged to other accounts			6,608
Balance at end of period	$ 112,357	$ 113,553	$ 79,064